Financial Instruments - Summary of The Group Financial Instruments Valued At Fair Value Through Profit Or Loss (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Carrying amount	$ 204,162	$ 177,191
Current
Carrying amount	299	5,086
Current Derivative Financial Liabilities [Member] | Derivative financial instruments [Member]
Current
Carrying amount	0	133
Accounts Payable From Acquisition Of Subsidiary Current [Member] | Accounts Payable From Acquisition Of Subsidiary Earn Out [Member]
Current
Carrying amount	299	4,953
Short-term investments [Member] | Current Investments [Member]
Current
Carrying amount	204,045	177,191
Derivative financial instruments [Member] | Derivative Financial Asset [Member]
Current
Carrying amount	$ 117	$ 0